BORROWINGS - Short term borrowings (Details)	1 Months Ended
	Dec. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Borrowings from Bank of Jiangsu Co., Ltd
Short-term debt
Amount borrowed		¥ 20,000,000									$ 2,871,665
Term of the debt		1 year
Interest rate (as a percent)		3.70%									3.70%
Borrowings from Bank of Ningbo Co., Ltd
Short-term debt
Amount borrowed								¥ 5,000,000									$ 766,295
Term of the debt								1 year
Interest rate (as a percent)								4.20%									4.20%
Borrowings from Agricultural Bank of China Limited
Short-term debt
Amount borrowed					¥ 10,000,000	¥ 9,900,000			¥ 10,000,000					$ 1,568,455	$ 1,552,771			$ 1,532,591
Term of the debt					1 year	1 year			1 year
Interest rate (as a percent)					4.05%	4.05%			4.20%					4.05%	4.05%			4.20%
China Merchants Bank Co., Ltd
Short-term debt
Amount borrowed			¥ 20,100,000	¥ 9,900,000			¥ 5,000,000					$ 2,886,024	$ 1,421,474			$ 770,962
Term of the debt			1 year	1 year			1 year
Interest rate (as a percent)			3.70%	3.90%			4.10%					3.70%	3.90%			4.10%
China Merchants Bank Co., Ltd., two
Short-term debt
Amount borrowed							¥ 5,000,000									$ 770,962
Term of the debt							1 year
Interest rate (as a percent)							4.10%									4.10%
China Construction Bank Corporation
Short-term debt
Amount borrowed	¥ 25,000,000									$ 3,589,582
Term of the debt	1 year
Interest rate (as a percent)	3.65%									3.65%